Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Deferred tax liabilities before offsetting	€ 8,724	€ 8,461
Deferred tax assets available for offset	(3,143)	(3,759)
Deferred tax liabilities	5,581	4,702
Deferred tax assets before offsetting (net of accumulated write-down provisions)	9,465	8,241
Deferred tax liabilities available for offset	(3,143)	(3,759)
Deferred tax assets	€ 6,322	€ 4,482